Business Segments (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Business Segment Results
Condensed income statement results by business segment for the years ended December 31 were as follows:

	Wealth, Corporate, Commercial and Institutional Banking			Consumer and Business Banking			Payment Services
(Dollars in Millions)	2024	2023	2022	2024	2023	2022	2024	2023	2022
Net interest income (taxable-equivalent basis)(a)	$7,645	$7,862	$5,680	$7,658	$8,683	$7,266	$2,831	$2,609	$2,504
Noninterest income(b)(c)	4,548	4,141	3,561	1,606	1,675	1,536	4,198	4,055	3,794
Total net revenue	12,193	12,003	9,241	9,264	10,358	8,802	7,029	6,664	6,298
Compensation and employee benefits	2,191	2,151	1,803	2,221	2,305	2,041	906	869	835
Other intangibles	206	230	37	266	292	42	97	114	136
Net shared services	2,116	2,132	1,547	2,800	2,956	2,655	2,126	2,017	1,656
Other direct expenses(d)	936	931	748	1,282	1,316	1,041	926	920	898
Total noninterest expense	5,449	5,444	4,135	6,569	6,869	5,779	4,055	3,920	3,525
Income (loss) before provision and income taxes	6,744	6,559	5,106	2,695	3,489	3,023	2,974	2,744	2,773
Provision for credit losses	385	340	154	182	78	75	1,614	1,394	980
Income (loss) before income taxes	6,359	6,219	4,952	2,513	3,411	2,948	1,360	1,350	1,793
Income taxes and taxable-equivalent adjustment	1,590	1,555	1,239	629	854	738	340	337	448
Net income (loss)	4,769	4,664	3,713	1,884	2,557	2,210	1,020	1,013	1,345
Net (income) loss attributable to noncontrolling interests	—	—	—	—	—	—	—	—	—
Net income (loss) attributable to U.S. Bancorp	$4,769	$4,664	$3,713	$1,884	$2,557	$2,210	$1,020	$1,013	$1,345

	Treasury and Corporate Support			Consolidated Company
(Dollars in Millions)	2024	2023	2022	2024	2023	2022
Net interest income (taxable-equivalent basis)(a)	$(1,725)	$(1,627)	$(604)	$16,409	$17,527	$14,846
Noninterest income(b)(c)	694	746	565	11,046	10,617	9,456
Total net revenue	(1,031)	(881)	(39)	27,455	28,144	24,302
Compensation and employee benefits	5,236	5,091	4,478	10,554	10,416	9,157
Other intangibles	—	—	—	569	636	215
Net shared services	(7,042)	(7,105)	(5,858)	—	—	—
Other direct expenses(d)	2,921	4,654	2,847	6,065	7,821	5,534
Total noninterest expense	1,115	2,640	1,467	17,188	18,873	14,906
Income (loss) before provision and income taxes	(2,146)	(3,521)	(1,506)	10,267	9,271	9,396
Provision for credit losses	57	463	768	2,238	2,275	1,977
Income (loss) before income taxes	(2,203)	(3,984)	(2,274)	8,029	6,996	7,419
Income taxes and taxable-equivalent adjustment	(859)	(1,208)	(844)	1,700	1,538	1,581
Net income (loss)	(1,344)	(2,776)	(1,430)	6,329	5,458	5,838
Net (income) loss attributable to noncontrolling interests	(30)	(29)	(13)	(30)	(29)	(13)
Net income (loss) attributable to U.S. Bancorp	$(1,374)	$(2,805)	$(1,443)	$6,299	$5,429	$5,825
(a)Total net interest income includes a taxable-equivalent adjustment of $120 million, $131 million and $118 million for 2024, 2023 and 2022, respectively. See Non-GAAP Financial Measures beginning on page 57.
(b)Payment services noninterest income presented net of related rewards and rebate costs and certain partner payments of $3.1 billion, $3.0 billion and $2.9 billion for 2024, 2023 and 2022, respectively.
(c)Total noninterest income includes revenue generated from certain contracts with customers of $9.2 billion, $8.8 billion and $8.0 billion for 2024, 2023 and 2022, respectively.
(d)Other direct expenses for each reportable segment includes: net occupancy and equipment, professional services, marketing and business development, technology and communications, and other.
Average balances by business segment for the years ended December 31 were as follows:

	Wealth, Corporate, Commercial and Institutional Banking			Consumer and Business Banking			Payment Services
(Dollars in Millions)	2024	2023	2022	2024	2023	2022	2024	2023	2022
Loans	$172,466	$175,836	$150,512	$155,088	$162,012	$144,441	$41,081	$38,471	$34,627
Other earning assets	10,122	6,613	4,771	2,410	2,388	3,117	142	97	634
Goodwill	4,825	4,682	3,634	4,326	4,466	3,250	3,357	3,327	3,305
Other intangible assets	981	1,007	365	4,539	5,264	3,784	277	352	423
Assets	201,362	202,701	169,554	168,913	179,247	160,174	47,169	44,291	41,072
Noninterest-bearing deposits	56,760	70,908	82,671	20,810	30,967	31,719	2,685	2,981	3,410
Interest-bearing deposits	214,622	203,038	175,345	200,611	185,712	163,190	96	103	162
Total deposits	271,382	273,946	258,016	221,421	216,679	194,909	2,781	3,084	3,572
Total U.S. Bancorp shareholders’ equity	21,438	22,366	18,159	14,426	16,026	12,678	10,005	9,310	8,233

	Treasury and Corporate Support			Consolidated Company
(Dollars in Millions)	2024	2023	2022	2024	2023	2022
Loans	$5,240	$4,956	$3,993	$373,875	$381,275	$333,573
Other earning assets	220,092	214,826	203,248	232,766	223,924	211,770
Goodwill	—	—	—	12,508	12,475	10,189
Other intangible assets	9	16	5	5,806	6,639	4,577
Assets	246,570	237,201	221,349	664,014	663,440	592,149
Noninterest-bearing deposits	2,752	2,912	2,594	83,007	107,768	120,394
Interest-bearing deposits	11,179	9,042	3,293	426,508	397,895	341,990
Total deposits	13,931	11,954	5,887	509,515	505,663	462,384
Total U.S. Bancorp shareholders’ equity	11,337	5,958	11,346	57,206	53,660	50,416